MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 16:-	MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
In accordance with Statement of ASC 280, "Segment Reporting", the Company is organized and operates as one business segment, which develops, manufactures and sells ATE products, avionics equipment and aviation data acquisition and debriefing systems (see also Note 1a).

b.	Revenues by geographic areas:

Revenues are attributed to geographic area based on the location of the end customers as follows:

	Year ended December 31,
	2015	2014	2013

Israel	$6,062	$5,005	$4,267
Asia	3,482	6,604	5,466
North America	3,558	8,072	5,091
Latin America	1,614	2,731	6,798
Europe	148	69	139

Total	$14,864	$22,481	$21,761

c.	Major customers:

Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:
	Year ended December 31,
	2015	2014	2013
	%

Customer A	23	10	12
Customer B	-	-	11
Customer C	9	16	20
Customer D	12	22	17
Customer E	7	13	17
Customer F	13	10	-

d.	Long-lived assets by geographic areas:

	December 31,
	2015	2014

Israel	$2,686	$2,820
China	392	557

	$3,078	$3,377